Production Costs (Tables)	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Schedule of Production Costs
Production costs are comprised of the following:

	2024	2023
Materials and consumables	$604.7	$539.0
Salaries and employee benefits (1)	531.1	471.7
Contractors	392.5	341.2
Utilities	75.0	65.8
Insurance	21.1	22.6
Other expense	52.9	31.6
Changes in inventories (2)(3)	(43.5)	7.3
	$1,633.8	$1,479.2
(1)Salaries and employee benefits are comprised of:

	2024	2023
Wages, salaries and bonuses	$589.6	$536.6
Share-based compensation	0.4	5.5
Total employee compensation and benefit expenses	590.0	542.1
Less: Expensed within General and Administrative expenses	(45.8)	(38.8)
Less: Expensed within Mine Care and Maintenance expenses	(10.1)	(26.8)
Less: Expensed within Exploration expenses	(3.0)	(4.8)
Employee compensation and benefits expenses included in production costs	$531.1	$471.7
(2)Includes NRV adjustments to inventories to increase production costs by $20.6 million for the year ended December 31, 2024 (2023 - decrease by $31.8 million).
(3)Includes the sale of inventory with acquisition date fair value adjustments of $41.1 million for the year ended December 31, 2023 resulting from the Yamana Acquisition (Note 8).